Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions
Schedule of related party transactions

	Q2 2026	Q2 2025	H1 2026	H1 2025
	US$’000	US$’000	US$’000	US$’000
Corporate service fees charged by related parties*	2,299	2,140	4,661	4,300
Ship management fees charged by related parties*	195	25	391	192
*	“Related parties” refer to corporations controlled by the Company’s largest shareholder.

Schedule of key management's remuneration

	Q2 2026	Q2 2025	H1 2026	H1 2025
	US$’000	US$’000	US$’000	US$’000
Salaries and other short-term employee benefits	724	669	2,203	2,313
Post-employment benefits - contributions to defined contribution plans and share-based payment	593	610	1,063	995
Directors’ fees	137	144	266	296
	1,454	1,423	3,532	3,604